As filed with the Securities and Exchange Commission on October 30, 2008

  File No. 002-76990
  File No. 811-03447

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 62  ☒
  AND
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 64  ☒

SEI TAX EXEMPT TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☒  on December 31, 2008 pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:

  ☐  this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

SEI TAX EXEMPT TRUST

Class G Shares

PROSPECTUS

December 31, 2008

INTERMEDIATE-TERM MUNICIPAL FUND

SHORT DURATION MUNICIPAL FUND

TAX-ADVANTAGED INCOME FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

DELAWARE MANAGEMENT COMPANY

LEHMAN BROTHERS ASSET MANAGEMENT LLC

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

SPECTRUM ASSET MANAGEMENT, INC.

STANDISH MELLON ASSET MANAGEMENT CO. LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios.  The portfolios have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class G Shares of the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds (each, a Fund, and together, the Funds) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about the Funds, please see:

MUNICIPAL SECURITIES

The Funds invest primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.  Rising interest rates will generally cause municipal securities to decline in value.  Longer-term securities respond more sharply to interest rate changes than do shorter-term securities.  A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.  A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each a Sub-Adviser, and together, the Sub-Advisers) who manage portions of each Fund’s assets in a way that they believe will help each Fund achieve its goal. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the Intermediate-Term Municipal Fund’s and Tax-Advantaged Income Fund’s assets in a manner that it believes will help each Fund achieve its investment goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal:	The highest level of income exempt from Federal income tax as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their view on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund’s entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Performance Information

As of December 31, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1998	5.59%
1999	-0.83%
2000	8.53%
2001	4.69%
2002	8.87%
2003	4.15%
2004	2.64%
2005	1.33%
2006	3.87%
2007	2.64%

Best Quarter	Worst Quarter
4.15%	-2.23%
(09/30/02)	(06/30/04)

The Fund’s Class A total return from January 1, 2008 to September 30, 2008 was -1.18%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Lehman Brothers 3-15 Year Intermediate Municipal Blend Index.

Intermediate-Term Municipal Fund – Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	2.64%	2.92%	4.11%	5.19%
Return After Taxes on Distributions**	2.64%	2.83%	4.00%	5.11%
Return After Taxes on Distributions and Sale of Fund Shares**	2.99%	2.98%	4.04%	5.09%
Lehman Brothers 3-15 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses or taxes) ***	4.47%	3.95%	5.01%	n/a †

*	The inception date of the Fund’s Class A Shares is September 5, 1989.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor.  The index is derived from a combination of the Lehman Brothers 3, 5, 7, 10 and 15 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

†	The Lehman Brothers 3-15 Year Intermediate Municipal Blend Index returns for the since inception period are not provided since index returns are not available prior to June 30, 1993.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class G Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.53	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.11	%***

*              Other expenses are based on estimated amounts for the current fiscal year.

**           Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***         The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor may each voluntarily waive a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser’s, Fund’s administrator’s and Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Intermediate-Term Municipal Fund — Class G Shares	0.85%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Intermediate-Term Municipal Fund — Class G Shares	$113	$353

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal:	High level of income exempt from Federal income tax consistent with the preservation of capital

Share Price Volatility:	Low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.  Duration is a weighted average term-to-maturity of the security’s cash flow.  The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond’s full price).

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain a portfolio duration of three years or less.  The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Performance Information

As of December 31, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for four years.  The performance information shown is based on full calendar years.

2004	0.72%
2005	1.42%
2006	2.88%
2007	3.77%

Best Quarter	Worst Quarter
1.24%	-0.26%
(09/30/07)	(06/30/04)

The Fund’s Class A total return from January 1, 2008 to September 30, 2008 was 2.22%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Lehman Brothers 1-Year Municipal Bond Index.

Short Duration Municipal Fund - Class A Shares	1 Year	Since Inception*
Return Before Taxes	3.77%	2.17%
Return After Taxes on Distributions**	3.77%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares**	3.59%	2.18%
Lehman Brothers 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)***	4.37%	2.50%

*                             The inception date of the Fund’s Class A Shares is November 13, 2003.  Index returns are shown from November 30, 2003.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor.  The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class G Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.53	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.11	%***

*                               Other expenses are based on estimated amounts for the current fiscal year.

**                        Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                 The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor may each voluntarily waive a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser’s, Fund’s administrator’s and Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Short Duration Municipal Fund — Class G Shares	0.85%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Short Duration Municipal Fund — Class G Shares	$113	$353

TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal:	Provide the highest level of income possible in a tax efficient manner

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in non-investment grade securities as well as lower quality investment grade securities

Investment Strategy

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax, including the alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York.  Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade, but the Fund, without limitation, may invest in higher rated municipal securities. To a lesser extent the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable Federal income tax treatment such as dividends which are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied, see “Taxes”). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund’s assets.  It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.  The Fund will also invest in a full range of futures, options and swaps. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, privately placed securities, taxable debt securities and common equity and open and closed-end mutual funds. SIMC may directly invest up to 5% of the Fund’s assets in closed-end bond funds. While a portion of the Fund may invest in securities other than municipal securities, the Fund will seek to purchase securities that enjoy preferential tax treatment.

The Fund utilizes a multi-manager approach to manage the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues.  Where possible, each Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  Each Sub-Adviser will strive to maintain a duration of four to eleven years for the Fund’s entire portfolio.  The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.  Rising interest rates will generally cause municipal securities to decline in value.  Longer-term securities respond more sharply to interest rate changes than do shorter-term securities.  A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

Securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in privately placed securities may be less liquid than in publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.  Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded.

Rule 144A securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Convertible securities generally have less potential for gain or loss than common stocks. In addition, convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one of more of these issuers, and may experience increased volatility due to its investments in those securities.

In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.  Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.  The federal income tax treatment on payments with respect to certain derivative contracts is unclear.  Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Performance Information

As of December 31, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, and will differ only to the extent that Class G Shares have higher expenses.  However, Class A Shares of the Fund commenced operations on September 4, 2007.  Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2007, performance results for Class A Shares of the Fund have not been provided.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

	Class G Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.37	%***

*       Other expenses are based on estimated amounts for the current fiscal year.

**     Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***   The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor may each voluntarily waive a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser’s, Fund’s administrator’s and Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Tax-Advantaged Income Fund – Class G Shares	1.11%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the

“Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Tax-Advantaged Income Fund – Class G Shares	$139	$434

More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  A Fund will do so only if SIMC or the Sub-Advisers believe the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds’ assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Advisers make investment decisions for the assets they manage and continuously review, supervise and administer their investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds.  As of September 30, 2008, SIMC had approximately $94.3 billion in assets under management.  For the fiscal year ended August 31, 2008, SIMC received investment advisory fees (after fee waivers), as a percentage of the average daily net assets of each Fund, as follows:

Intermediate-Term Municipal Fund	0.28%
Short Duration Municipal Fund	0.33%
Tax-Advantaged Income Fund	0.46%*

* The Tax-Advantaged Income Fund commenced operations on September 4, 2007. The fees for the period have been annualized.

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ annual report, which covers the period September 1, 2007 through August 31, 2008.

Sub-Advisers and Portfolio Managers

Intermediate-Term Municipal Fund

Delaware Management Company: Delaware Management Company (Delaware), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Joseph R. Baxter, Robert F. Collins and Stephen J. Czepiel are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund’s assets allocated to Delaware. Mr. Baxter, Senior Vice President, Head of Municipal Bond Investments and Senior Portfolio Manager, has been with Delaware since 1999. Mr. Collins, Senior Vice President and Senior Portfolio Manager, has been with Delaware since 2004. Prior to joining Delaware, Mr. Collins was employed by PNC Advisors.  Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with Delaware since July 2004.  Prior to Delaware, he was Vice President at both Mesirow Financial and Loop Capital Markets.

Standish Mellon Asset Management Co. LLC: Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund.  Steven W. Harvey, Vice President, is responsible for the management of the portion of the Intermediate-Term Municipal Fund’s assets allocated to Standish.  Mr. Harvey is the Senior Portfolio Manager of tax-sensitive portfolios for institutional and high net worth clients.  Mr. Harvey joined Standish in 2000.

Short Duration Municipal Fund

Lehman Brothers Asset management LLC: Lehman Brothers Asset Management LLC (LBAM), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the Sub-Adviser to the Short Duration Municipal Fund.  Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Short Duration Municipal Fund’s assets allocated to LBAM.  Ms. Fiorenza is the Head of Municipal Cash Management.  Prior to joining LBAM in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

Tax-Advantaged Income Fund

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. John Cummings is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund’s assets allocated to PIMCO. Mr. Cummings, Executive Vice President and Portfolio Manager, joined PIMCO as a Vice President in 2002, became a Senior Vice President in 2005 and became an Executive Vice President in 2007. Mr. Cummings has been Portfolio Manager since joining the firm in 2002.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. A team of investment professionals manages the portion of the Tax-Advantaged Income Fund’s assets allocated to Spectrum. The team consists of Mark Lieb, Bernard Sussman and L. Phillip Jacoby. Mr. Lieb, Portfolio Manager and Executive Director, has been with Spectrum for 19 years. Mr. Sussman, Portfolio Manager and Chief Investment Officer, and Mr. Jacoby, Managing Director and Portfolio

Manager, have each been with Spectrum for 11 years. Mr. Lieb, Mr. Sussman, and Mr. Jacoby have all held the same positions for the past five years.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Class G Shares of the Funds.  The Funds offer Class G Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class G Shares by placing orders with the Funds’ transfer agent (the Transfer Agent)  or its authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Funds’ view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund.  However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service.  Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  So, for you to receive the current Business Day’s NAV, a Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI.  SIMC or a Fund’s Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator (the Administrator) if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Fund’s Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits.  Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period.   A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.             if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class G Shares of any Fund for Class G Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.  All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limitation sales of or exchanges into that Fund.  Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.  When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary prompted after receipt of the rejected order.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds’ Class G Shares.  The distribution fee for Class G Shares, as a percentage of average daily net assets, may be up to 0.25%.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly.  The Funds make distributions of capital gains, if any, at least annually.  You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their net investment income and their net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.

The Funds, other than the Tax-Advantaged Income Fund, intend to make distributions, the majority of which consist of exempt-interest dividends which are exempt from Federal income tax.  A portion of the income distributed by the Funds may be exempt from your state and local income taxes depending on the investments of the Funds.  Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes as well as the Federal Alternative Minimum Tax.  Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable income that may be generated by a Fund will be qualified dividend income.

The Tax-Advantaged Income Fund’s taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders, for the lower tax rates (currently 15% (lower rates apply to individuals in lower tax brackets)) applicable to qualified dividend income (but only to the extent that such Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and the Fund).  Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

More information about taxes is in the Funds’ SAI.

Financial Highlights

As of December 31, 2008, Class G Shares of the Funds had not commenced operations.

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2008 includes more detailed information about SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust’s Investment Company Act registration number is 811-03447.

SEI-F-027 (12/08)

SEI TAX EXEMPT TRUST

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Advisers:

Delaware Management Company
Lehman Brothers Asset Management LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.
Standish Mellon Asset Management Co. LLC

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's prospectus relating to Class G Shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund and Tax-Advantaged Income Fund (the "Prospectus"), which is dated December 31, 2008. A Prospectus may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

December 31, 2008

SEI-F-059 (12/08)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-3

Commercial Paper	S-3

Equity Securities	S-3

Fixed Income Securities	S-5

Futures and Options on Futures	S-6

Illiquid Securities	S-8

Interfund Lending and Borrowing Arrangements	S-8

Investment Companies	S-8

Municipal Securities	S-9

Non-Diversification	S-10

Non-Publicly Traded Securities and Private Placements	S-10

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-10

Repurchase Agreements	S-10

Restricted Securities	S-11

Standby Commitments and Put Transactions	S-11

Swaps, Caps, Floors, Collars and Swaptions	S-12

U.S. Government Securities	S-13

Variable and Floating Rate Instruments	S-14

When-Issued and Delayed Delivery Securities	S-14

INVESTMENT LIMITATIONS	S-14

THE ADMINISTRATOR AND TRANSFER AGENT	S-19

THE ADVISER AND SUB-ADVISERS	S-20

DISTRIBUTION AND SHAREHOLDER SERVICING	S-30

TRUSTEES AND OFFICERS OF THE TRUST	S-32

PROXY VOTING POLICIES AND PROCEDURES	S-37

DETERMINATION OF NET ASSET VALUE	S-37

PURCHASE AND REDEMPTION OF SHARES	S-38

TAXES	S-39

PORTFOLIO TRANSACTIONS	S-42

PORTFOLIO TURNOVER	S-44

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-44

DESCRIPTION OF SHARES	S-45

LIMITATION OF TRUSTEES' LIABILITY	S-45

CODES OF ETHICS	S-45

VOTING	S-45

SHAREHOLDER LIABILITY	S-46

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-46

CUSTODIAN	S-46

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-46

LEGAL COUNSEL	S-46

APPENDIX A—DESCRIPTION OF RATINGS	A-1

THE TRUST

General. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. This Statement of Additional Information ("SAI") relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds (each a "Fund," and collectively, the "Funds"), including any different classes of the Funds. Except for differences among the Class A, Class B, Class C and Class G shares of any Fund pertaining to distribution, shareholder servicing and administrative servicing plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

INVESTMENT OBJECTIVES AND POLICIES

INTERMEDIATE-TERM MUNICIPAL FUND—The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their view on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

SHORT DURATION MUNICIPAL FUND—The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC"). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

TAX-ADVANTAGED INCOME FUND—The Fund's investment objective is to provide the highest level of income possible in a tax efficient manner. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade, but the Fund, without limitation, may invest in higher rated municipal securities. To a lesser extent the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable Federal income tax treatment such as dividends which are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. The Fund will also invest in a full range of futures, options and swaps. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, privately placed securities, taxable debt securities and common equity and open and closed-end mutual funds. SIMC may directly invest up to 5% of the Fund's assets in closed-end bond funds. While a portion of the Fund may invest in securities other than municipal securities, the Fund will seek to purchase securities that enjoy preferential tax treatment.

The Fund utilizes a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser will strive to maintain a duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Fund's sub-adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or the Fund's sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

COMMERCIAL PAPER—Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Tax-Advantaged Income Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by SIMC or a Fund's sub-adviser, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Fund's sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or a Fund's sub-adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on SIMC or the Fund's sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, SIMC or a Fund's sub-adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, SIMC or the Fund's sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS. The Securities and Exchange Commission (the "SEC") has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula, which has been approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Funds' participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC will administer the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program will be subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC, however, have obtained an order from the SEC that permits a Fund to invest its uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by SIMC or the Fund's sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds—Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, for example tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases—Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above, under the section "Illiquid Securities."

Municipal Notes—Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The Tax-Advantaged Income Fund is a non-diversified investment company, as defined in the 1940 Act, which means that a relatively high percentage of its assets may be invested in the obligations of a limited number of issuers. The value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS—The Tax-Advantaged Income Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or a Fund's sub-adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or a Fund's sub-adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Fund's sub-adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by SIMC or a Fund's sub-advisers pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, SIMC or the Tax-Advantaged Income Fund's sub-advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Fund's sub-advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

STANDBY COMMITMENTS AND PUT TRANSACTIONS—The Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third- party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which SIMC or the Fund's sub-adviser, as applicable, believes present minimum credit risks, and SIMC or the Fund's sub-adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal Fund will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that future legislative, judicial or administrative changes may not modify the Trust's private letter ruling.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Fund's sub-adviser, as applicable, believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of the Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Fund's sub-adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Investment Limitations.

The following investment limitations are fundamental policies of each Fund, except the Tax-Advantaged Income Fund, that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following investment limitations are fundamental policies of the Tax-Advantaged Income Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

  1.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Investment Limitations.

The following non-fundamental policies apply to the Tax-Advantaged Income Fund. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Intermediate-Term Municipal Fund. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders. It is a non-fundamental policy of the Intermediate-Term Municipal Fund to abide by the maturity restrictions and to invest solely in the permitted investments described in this SAI and in its respective Prospectus.

The Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Fund, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 15% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Acquire more than 10% of the voting securities of any one issuer.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by this SAI.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories).

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

  8.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including affiliates, who provide such services, including regulatory reporting and all necessary space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
Intermediate-Term Municipal Fund	0.24%
Short Duration Municipal Fund	0.24%
Tax-Advantaged Income Fund	0.35%

For the fiscal years ended August 31, 2006, 2007 and 2008, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver for each Fund:

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2006	2007	2008	2006	2007	2008
Intermediate-Term Municipal Fund	$2,296	$2,495	$2,772	$107	$133	$0
Short Duration Municipal Fund	$396	$537	$776	$21	$23	$0
Tax-Advantaged Income Fund*	$—	$—	$213	$—	$—	$21

* Commenced operations on September 4, 2007.

THE ADVISER AND SUB-ADVISERS

General.  SIMC serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 10 investment companies, including 80 funds, with approximately $94.3 billion in assets under management as of September 30, 2008.

Manager of Managers Structure. SIMC is the investment adviser to the Tax-Advantaged Income, Intermediate-Term Municipal and Short Duration Municipal Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal and Short Duration Municipal, Funds and 0.50% of the average daily net assets of the Tax-Advantaged Income Fund. SIMC pays the sub-advisers out of its investment advisory fees.

DELAWARE MANAGEMENT COMPANY—Delaware Management Company ("Delaware") serves as investment sub-adviser to the Intermediate-Term Municipal Fund. Delaware is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH is a subsidiary and subject to the ultimate control of Lincoln National Corporation.

LEHMAN BROTHERS ASSET MANAGEMENT LLC—Lehman Brothers Asset Management LLC ("LBAM") serves as investment sub-adviser to the Short Duration Municipal Fund. LBAM is an indirect, wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC—Pacific Investment Management Company LLC ("PIMCO") serves as a sub-adviser to a portion of the assets of the Tax-Advantaged Income Fund. PIMCO, a Delaware limited liability company, was founded in 1971. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based multinational insurance and financial services holding company.

SPECTRUM ASSET MANAGEMENT, INC.—Spectrum Asset Management, Inc. ("Spectrum") serves as a sub-adviser to a portion of the assets of the Tax-Advantaged Income Fund. Spectrum, a Connecticut corporation, was founded in 1987. Spectrum is a wholly-owned affiliate of Principal Global Investors.

STANDISH MELLON ASSET MANAGEMENT CO. LLC—Standish Mellon Asset Management Co. LLC ("Standish"), serves as investment sub-adviser to the Intermediate-Term Municipal Fund. Standish is wholly-owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by The Bank of New York Mellon Corporation.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (together with the advisory agreements, the "Investment Advisory Agreements") provides that SIMC or a Fund's sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's sub-adviser, as applicable, or by SIMC or the Fund's sub-adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For the fiscal years ended August 31, 2006, 2007 and 2008, the following table shows: (i) the dollar amount of fees paid to SIMC; and (ii) the dollar amount of SIMC's voluntary fee waiver for each Fund.

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2006	2007	2008	2006	2007	2008
Intermediate-Term Municipal Fund	$2,858	$3,087	$3,812	$447	$527	$565
Short Duration Municipal Fund	$469	$630	$1,067	$104	$140	$194
Tax-Advantaged Income Fund*	N/A	N/A	$304	N/A	N/A	$135

* Commenced operations on September 4, 2007.

For the fiscal years ended August 31, 2006, 2007 and 2008, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers.

	Fees Paid (000)			Fees Waived (000)
Fund	2006	2007	2008	2006	2007	2008
Intermediate-Term Municipal Fund	$1,356	$1,332	$1,516	$0	$0	$0
Short Duration Municipal Fund	$209	$280	$388	$0	$0	$0
Tax-Advantaged Income Fund*	N/A	N/A	$193	N/A	N/A	$0

* Commenced operations on September 4, 2007.

Portfolio Management.

Delaware

Compensation. SIMC pays Delaware a fee based on the assets under management of the Intermediate-Term Municipal Fund as set forth in an investment sub-advisory agreement between Delaware and SIMC. The following information relates to the period ending August 31, 2008.

Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by a mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles and managed separate accounts. Generally, 50%-70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts, the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Lincoln National Corporation Executive Deferred Compensation Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares," in Lincoln National Corporation ("Lincoln"). Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment personnel with a more direct means of participating in Delaware's growth. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc. is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the Delaware Investments U.S., Inc. Stock Option Plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three-year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

OTHER COMPENSATION—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of August 31, 2008, Delaware's portfolio managers did not beneficially own any shares in the Intermediate-Term Municipal Fund.

Other Accounts. As of August 31, 2008, in addition to the Intermediate-Term Municipal Fund, Delaware's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows. Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Baxter	20	$4,100,000,000	N/A	N/A	27	$913,600,000
Robert Collins	20	$4,100,000,000	N/A	N/A	27	$913,600,000
Stephen Czepiel	20	$4,100,000,000	N/A	N/A	26	$913,600,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Individual portfolio managers may perform investment management services for other funds or Other Accounts similar to those provided to the Intermediate-Term Municipal Fund and the investment action for such other fund or account and the Intermediate-Term Municipal Fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund may adversely affect the value of securities held by another fund, account or the Intermediate-Term Municipal Fund. Additionally, the management of multiple accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate his or her time and effort to multiple accounts and funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all accounts and funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

A portfolio manager's management of personal accounts may also present certain conflicts of interest. While Delaware's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

LBAM

Compensation. SIMC pays LBAM a fee based on the assets under management of the Short Duration Municipal Fund as set forth in an investment sub-advisory agreement between LBAM and SIMC. LBAM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Fund. The following information relates to the period ended August 31, 2008.

Portfolio managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to relevant benchmarks and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to LBAM. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

Ownership of Fund Shares. As of August 31, 2008, LBAM's portfolio manager did not beneficially own any shares of the Short Duration Municipal Fund.

Other Accounts. As of September 30, 2008, in addition to the Short Duration Municipal Fund, LBAM's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Janet Fiorenza	N/A	N/A	13	$5.403 billion	3,927	$5.074 billion

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. LBAM's portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations insurance companies, foundations, endowments, trusts and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager's management of the investments in the Short Duration Municipal Fund and the management of other accounts. As a result, LBAM and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Short Duration Municipal Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Short Duration Municipal Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Short Duration Municipal Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take active positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positioning may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. LBAM has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. LBAM will frequently aggregate trades (both buys and sells) for a client with LBAM clients when it is determined that such aggregation should result in a more favorable trade execution for such client. LBAM has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. LBAM's trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors, include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by LBAM may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, LBAM, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

PIMCO

Compensation. SIMC pays PIMCO a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between PIMCO and SIMC. PIMCO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2008.

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors" may be considered when determining the bonus for portfolio managers:

  i)  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups;

  ii)  Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

  iii)  Amount and nature of assets managed by the portfolio manager;

  iv)  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

  v)  Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

  vi)  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

  vii)  Contributions to asset retention, gathering and client satisfaction;

  viii)  Contributions to mentoring, coaching and/or supervising; and

  ix)  Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of the Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash rewards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investor, and PIMCO over a three-year period. The aggregate amount available for distribution to participate is based upon Allianz Global Investors' profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO's net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross, Founder and Managing Director, receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

Ownership of Fund Shares. As of August 31, 2008, PIMCO's portfolio manager did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2008, in addition to the Tax-Advantaged Income Fund, PIMCO's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Cummings	6	$520,806,763	1	$21,121,481	33	$1,499,084,668

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Tax-Advantaged Income Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Tax-Advantaged Income Fund, track the same index as the Tax-Advantaged Income Fund tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. The other accounts might also have different investment objectives or strategies than the Tax-Advantaged Income Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager's day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of the Tax-Advantaged Income Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Tax-Advantaged Income Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Tax-Advantaged Income Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Tax-Advantaged Income Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address conflicts of interest due to the side-by-side management of a fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Tax-Advantaged Income Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Tax-Advantaged Income Fund and other accounts on a fair and equitable basis over time.

Spectrum

Compensation. SIMC pays Spectrum a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between Spectrum and SIMC. Spectrum pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2008.

Spectrum professionals are paid a base salary that comprises between 50-70% of their total compensation. The balance consists of quarterly and year-end performance bonuses based on overall pre-tax firm revenues (25%), assets under management (25%), and individual performance and contributions to the investment team (50%). Salaries of Spectrum's executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

Ownership of Fund Shares. As of August 31, 2008, Spectrum's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2008, in addition to the Tax-Advantaged Income Fund, Spectrum's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark Lieb	10	$7,116,742,848	16	$659,603,877	44	$2,242,748,855
Bernard Sussman	10	$7,116,742,848	16	$659,603,877	39	$2,239,621,410
Phillip Jacoby	10	$7,116,742,848	16	$659,603,877	37	$2,232,092,571

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Spectrum's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Advantaged Income Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Tax-Advantaged Income Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. Spectrum does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Spectrum believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of Tax-Advantaged Income Fund trades. It is theoretically possible that Spectrum's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund. However, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' management of the Tax-Advantaged Income Fund and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Tax-Advantaged Income Fund. This conflict of interest may be exacerbated to the extent that Spectrum or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Tax-Advantaged Income Fund. Notwithstanding this theoretical conflict of interest, it is Spectrum's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Spectrum's portfolio managers may buy other accounts securities that differ in identity or quantity from securities bought for the Tax-Advantaged Income Fund, such securities might not be suitable for the Tax-Advantaged Income Fund given its investment objectives and related restrictions.

Standish

Compensation. SIMC pays Standish a fee based on the assets under management of the Intermediate-Term Municipal Bond Fund as set forth in an investment sub-advisory agreement between Standish and SIMC. Standish pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Intermediate-Term Municipal Bond Fund. The following information relates to the period ended August 31, 2008.

Each of Standish's portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Standish Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish's performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one- and three-year periods. Also considered in determining individual awards are team participation and general contributions to Standish.

All portfolio managers are also eligible to participate in the Standish Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish (capped at 20% per year). Management has discretion with respect to actual participation.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Standish's Elective Deferred Compensation Plan.

Ownership of Fund Shares. As of August 31, 2008, the portfolio manager did not beneficially own any shares of the Intermediate-Term Municipal Bond Fund.

Other Accounts. As of August 31, 2008, in addition to the Intermediate-Term Municipal Bond Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steven W. Harvey	6	$1,322,687,367	N/A	N/A	71	$2,927,100,747

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. When one of Standish's portfolio managers is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Standish does not believe that any material conflicts are likely to arise out of the portfolio manager's responsibility for the management of the Intermediate-Term Municipal Bond Fund as well as one or more other accounts. Standish has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that the portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. Standish has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of Standish generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Standish will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Standish receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Standish imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Standish seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement with the Trust ("Distribution Agreement"). The Distribution Agreement shall be approved at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.

The Trust has adopted a Distribution Plan (the "Plan") for the Class G Shares of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Class G Shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted for the Class G Shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Funds' Class G Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G Shares shareholders or to their customers who beneficially own Class G Shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires. Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of that Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal year ended August 31, 2008, the Funds did not incur any 12b-1 expenses.

Shareholder Servicing Plan. The Trust has adopted a shareholder servicing plan for its Class G Shares (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds are subject to a .25% shareholder servicing fee. Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; and processing dividend payments.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisors, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the sub-advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 80 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board.  Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any trustee that is eligible for retirement, by unanimous vote, extend the term of such trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

*  Mr. Nesher is a Trustee deemed to be an "interested" person of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1995)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Alpha Strategy Portfolios, LP.

**  Mr. Doran is a Trustee deemed to be an "interested" person of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI and the Trust's Distributor.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (retirement plan provider), 1997-December 2005. Chief Executive Officer, INVESCO North America (investment management firm), September 2003-December 2005. Director, Colonial BancGroup, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Trustee/Director of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy, currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met 9 times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*  Valuation date as of December 31, 2007.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation (000)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex (000)
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch*	$11	N/A	N/A	$92
Mr. Storey	$23	N/A	N/A	$189
Mr. Sullivan	$23	N/A	N/A	$189
Ms. Greco	$23	N/A	N/A	$189
Ms. Lesavoy	$23	N/A	N/A	$189
Mr. Williams	$23	N/A	N/A	$189
Mr. Johnson	$23	N/A	N/A	$189
Mr. Harris**	$0	N/A	N/A	$0

*  Mr. Gooch retired as of December 5, 2007.

**  Mr. Harris was appointed as a Trustee as of June 26, 2008.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI or its affiliates act as investment adviser, administrator, or distributor.

The officers of the Trust have been elected by the Board of Trustees. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above, under the heading "Independent Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005, Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to 2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004. Associate, Schulte, Roth & Zabel's Investment Management Group, 2000-2001. Staff Attorney, U.S. Securities and Exchange Commission's Division of Enforcement, Northeast Regional Office, 1997-2000.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Attorney, SEI Investments, since July 2007. Associate, Stark & Stark (law firm), March 2004-July 2007. Associate, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)—Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Money Market Securities and other Debt Securities. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and which is discussed in greater length below. If such prices are not available or SIMC or the Fund's sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees.

Amortized Cost Valuation

Securities of the Funds may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. The sub-advisers will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that: (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures require the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost value per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. The Funds will notify shareholders that the Funds are open for business.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the changes would not materially affect valuation of a Fund's net assets or involve material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may not be obtained at the next regularly scheduled Board meeting.

TAXES

Federal Income Tax

The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shareholder has held the Fund shares. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their Federal income tax liability.

A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares.

Each Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund is required by Federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

Each Fund within the Trust is treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If a Fund fails to so qualify for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders and to the reduced rates applicable to qualified dividend income for individual shareholders.

The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the Federal excise tax applicable to RICs.

Only the Tax-Advantaged Income Fund expects to receive income generally in the form of dividends and interest on its investments. A portion of the dividends paid by the Tax-Advantaged Income Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each Fund other than the Tax-Advantaged Income Fund anticipates receiving only interest income and accordingly no dividends of any such Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

Exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Funds' sub-advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Funds' sub-advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or a Fund's sub-adviser, as applicable, may select a broker based upon brokerage or research services provided to SIMC or the Fund's sub-adviser. SIMC and the Funds' sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

SIMC and the various firms that serve as sub-advisers to the Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that the sub-adviser executes a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. The sub-adviser is authorized to execute trades pursuant to the Commission Recapture Program; provided that, the sub-adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Funds' sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Section 28(e) of the 1934 Act permits SIMC and the Funds' sub-advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, SIMC and the Funds' sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement and custody). In the case of research services, SIMC and the Funds' sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Funds' sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Funds' sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or the Funds' sub-advisers will be in addition to and not in lieu of the services required to be performed by SIMC or the Funds' sub-advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to SIMC or the Funds' sub-advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Funds' sub-advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Fund's sub-adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Fund's sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the Funds' sub-advisers face a potential conflict of interest, but SIMC and the Funds' sub-advisers believe that their respective allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Funds' sub-advisers with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended August 31, 2006, 2007 and 2008, the Funds paid no brokerage commissions.

Brokerage with Fund Affiliates. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders, of the SEC. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceeding "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.

PORTFOLIO TURNOVER

It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

For each of the fiscal years ending August 31, 2007 and 2008, the portfolio turnover rates for the Funds were as follows:

	Turnover Rate
Fund	2007	2008
Intermediate-Term Municipal Fund	34.14%	36.13%
Short Duration Municipal Fund	28.41%	38.16%
Tax-Advantaged Income Fund*	N/A	41.48%

* Commenced operations on September 4, 2007.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third-party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the sub-advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and Federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Funds' sub-advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or SAI for the Funds state that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [Date], the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Name and Address of Shareholder	Number of Shares	Percentage of Fund

CUSTODIAN

U.S. Bank National Association, ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), serves as custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], serves as the independent registered public accounting firm for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A – DESCRIPTION OF RATINGS

Municipal Note Ratings. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

•  Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

Municipal and Corporate Bond Ratings. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Bonds rated A by S&P have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

A-1

Commercial Paper Ratings. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

A-2

PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)  Registrant's Declaration of Trust is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the Securities and Exchange Commission ("SEC") on December 18, 1997.

(a)(2)  Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is herein incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(3)  Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is herein incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(4)  Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is herein incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(5)  Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is herein incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(6)  Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is herein incorporated by reference to Exhibit 1(f) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(7)  Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is herein incorporated by reference to Exhibit 1(g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(8)  Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is herein incorporated by reference to Exhibit 1(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement dated April 16, 1996 with SEI Investments Management Corporation ("SIMC"), formerly known as SEI Financial Management Corporation, is herein incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(d)(2)  Investment Sub-Advisory Agreement dated November 12, 2003 between SIMC and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2003.

(d)(3)  Schedule B to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 30, 2002.

(d)(4)  Schedule C to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding Massachusetts Tax Free Money Market Fund, is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 30, 2002.

(d)(5)  Schedule D to Investment Advisory Agreement between Registrant and SIMC, adding Short Duration Municipal Fund, is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(6)  Schedule E to Investment Advisory Agreement between Registrant and SIMC, adding California Tax Exempt Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Tax Free Fund, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(7)  Schedule F to Investment Advisory Agreement between Registrant and SIMC, adding New York Municipal Bond Fund f/k/a New York Intermediate Term Municipal Portfolio, New Jersey Municipal Bond Fund f/k/a New Jersey Tax Free Portfolio, Massachusetts Municipal Bond Fund f/k/a Massachusetts Tax Free Portfolio and the California Municipal Bond Fund, f/k/a California Tax Free Portfolio, is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(8)  Schedule G to Investment Advisory Agreement between Registrant and SIMC, adding Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(9)  Investment Sub-Advisory Agreement dated October 31, 2001 between SIMC and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 31, 2001.

(d)(10)  Investment Sub-Advisory Agreement dated July 31, 2001 between SIMC and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 31, 2001.

(d)(11)  Schedule D to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 29, 2004.

(d)(12)  Schedule E to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2004.

(d)(13)  Schedule F to the Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding New York Municipal Bond, New Jersey Municipal Bond, Massachusetts Municipal Bond and the California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 28, 2005.

(d)(14)  Amendment to Investment Sub-Advisory Agreement between SIMC and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on November 12, 2003.

(d)(15)  Amendment to Investment Sub-Advisory Agreement between SIMC and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on November 12, 2003.

(d)(16)  Investment Sub-Advisory Agreement dated March 31, 2006 between SIMC and Delaware Management Company, a series of Delaware Business Trust, with respect to the Intermediate-Term Municipal Fund, is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(d)(17)  Investment Sub-Advisory Agreement dated May 18, 2007 between SIMC and Pacific Investment Management Company LLC, with respect to the Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2007.

(d)(18)  Investment Sub-Advisory Agreement dated March 16, 2007 between SIMC and Spectrum Asset Management, Inc., with respect to the Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(19)  Investment Sub-Advisory Agreement dated August 13, 2008 between SIMC and Lehman Brothers Asset Management LLC, with respect to the Institutional Tax Free, Massachusetts Tax Free Money Market, Short Duration Municipal and Tax Free Funds, is filed herewith.

(e)(1)  Amended and Restated Distribution Agreement dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 30, 2002.

(e)(2)  Schedule B to the Distribution Agreement dated March 14, 2007 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(f)  Not Applicable.

(g)  Custodian Agreement between SEI Tax Exempt Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between SEI Global Funds Services and SEI Tax Exempt Trust dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2004.

(h)(2)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services dated June 26, 2008 is filed herewith.

(h)(3)  Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(4)  Shareholder Service Plan and Agreement with respect to the Class B shares is herein incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(5)  Administrative Services Plan and Agreement with respect to the Class B shares is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(6)  Shareholder Service Plan and Agreement with respect to the Class C shares is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(7)  Administrative Services Plan and Agreement with respect to the Class C shares is herein incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(8)  Shareholder Service Plan and Agreement with respect to the Class G shares is filed herewith.

(i)  Opinion and Consent of Counsel to be filed by later amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Distribution Plan with respect to the Class G shares is filed herewith.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D, Y and G shares is filed herewith.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(2)  The Code of Ethics for SEI Investments Management Corporation is filed herewith.

(p)(3)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(4)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 2006 is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(5)  The Code of Ethics for Standish Mellon Asset Management LLC dated November 2006 is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(p)(6)  The Code of Ethics for McDonnell Investment Management, LLC dated February 2005 is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 28, 2005.

(p)(7)  The Code of Ethics for Lehman Brothers Asset Management LLC dated June 2008 is filed herewith.

(p)(8)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(9)  The Code of Ethics for Pacific Investment Management Company LLC dated February 15, 2006 is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(p)(10)  The Code of Ethics for Spectrum Asset Management, Inc. dated October 2006 is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(q)(1)  Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Nina Lesavoy, Robert A. Nesher, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2005.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the investment adviser for each of the Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global Funds
Services
SEI Trust Company
SEI Investments Canada
Company
SEI Global Services, Inc.
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd.
SEI Canada Opportunities
	Limited	Executive Vice President Director Vice President Director Director Vice President Director Management Committee Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Insurance Group
SIMC Holdings, LLC
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development Inc.
SEI Investments Global Funds
Services
SEI Funds, Inc.
SEI Investments Inc.
SEI Global Capital Investments Inc.
SEI Investments Global, Limited
SEI Investments—Global Fund
Services Limited
Larington Limited
SEI Advanced Capital
Management Inc.
SEI Primus Holding Corp.
SEI Global Services, Inc.

LSV Asset Management
SEI Private Trust Company
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd.
SEI Investments Canada
Company	General Counsel & Executive
Vice President, Assistant
Secretary
Director & Vice President
Director, Vice President &
Assistant Secretary
Manager
Vice President & Secretary
Vice President & Assistant
Secretary
Manager
Vice President & Secretary
Vice President & Assistant
Secretary
Vice President & Secretary
Vice President & Secretary
Vice President & Secretary
Director
Director

Director
Director, Vice President &
Secretary
Vice President & Assistant
Secretary
Director, Senior Vice
President & Assistant
Secretary
Management Committee

Director & Vice President
Director
Director

Director
Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments Global
(Bermuda) Ltd.
SEI Global Services, Inc.
SEI Investments—Global Fund
	Services Limited	Executive Vice President Director Director Chairman of the Board & Chief Executive Officer Director, President Director, Senior Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp.
SEI Investments (Europe) Ltd.
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd.
SEI Asset Korea, Co. Ltd.
SEI Investments (South Africa)
Limited
SEI Investments Global, Limited
SEI Investments Canada Company
SEI Global Services, Inc.
SEI Investments (Asia), Limited
SEI European Services Limited
	U.K.	Executive Vice President President Managing Director Director Director Director, Chairman of the Board Director Director Director Senior Vice President Director Director

Chris Keogh Senior Vice President	SEI Investments Company SEI Franchise, Inc. SEI European Services Limited U.K.	Senior Vice President Director Director

Kathy Heilig Vice President & Treasurer	SEI Investments Company

SEI Insurance Group, Inc.
SEI Ventures, Inc.

SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
Services
SEI Funds, Inc.

SEI Investments, Inc.

SEI Global Investments Corp.

SEI Global Capital Investments,
Inc.
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp.

SEI Global Services, Inc.
SEI Franchise, Inc.	Vice President, Controller &
Chief Accounting Officer
Vice President & Treasurer
Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Vice President, Assistant
Secretary & Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Treasurer
Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds, Inc. SEI Investments Global (Bermuda) Ltd SEI Global Services, Inc. SEI Franchise, Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Investments (Europe) Ltd SEI Global Nominee Ltd SEI Investments—Unit Trust Management (UK) Limited	Vice President & Assistant Secretary Director Director Director

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Global Services, Inc. SEI Funds, Inc.	Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary Vice President

Lauren Shank Vice President & Assistant Secretary	SEI Global Services, Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Stephanie Cavanagh Chief Compliance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kevin Barr President	SEI Investments Distribution Company SEI Global Services, Inc.	President & Chief Executive Officer Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President Vice President

Al Chiaradonna Vice President	—	—

Richard Deak Vice President	SEI Investments Company SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise, Inc.	Vice President Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services, Inc.	Vice President

James Micelli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Debra Phillips Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

John Scarpato Vice President	SEI Global Services, Inc. SEI Franchise, Inc. SEI Giving Fund	Vice President Vice President Director & President

Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Funds Services	Vice President Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services, Inc.	Vice President

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("Delaware") is a sub-adviser for the Registrant's Intermediate Term Municipal Fund. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Patrick P. Coyne President	Delaware Investments Family of Funds	Chairman, President and Chief Executive Officer

	Delaware Investments	Various executive capacities

	Lincoln National Investment Companies, Inc.	President

	Kaydon Corp.	Director

Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments Family of Funds	Executive Vice President, Head of Equity Investments

	Delaware Investments	Various executive capacities

John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Investments	Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Investments Family of Funds	Executive Vice President, Managing Director— Fixed Income

	Delaware Investments	Various executive capacities

	Lincoln National Investment Companies, Inc.	Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income

	HYPPCO Finance Company Ltd.	Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Investments Family of Funds	Senior Vice President, Chief Investment Officer—Emerging Growth Equity

	Delaware Investments	Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments Family of Funds	Senior Vice President, Head of Municipal Bond Investments

	Delaware Investments	Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various executive capacities

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments Family of Funds	Senior Vice President/Director of Municipal Research

	Delaware Investments	Various executive capacities

Stephen J. Busch Senior Vice President/ Investment Accounting	Delaware Investments	Various executive capacities

	Delaware Investments Family of Funds	Senior Vice President, Investment Accounting

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments Family of Funds	Senior Vice President— Investment Systems

	Delaware Investments	Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets

	Delaware Investments	Various executive capacities

Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert F. Collins Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various executive capacities

Stephen J. Czepiel Senior Vice President, Portfolio Manager, Senior Municipal Bond Trader	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments Family of Funds	Senior Vice President, Senior Research Analyst

	Delaware Investments	Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various executive capacities

James A. Forant Senior Vice President, Director—Technical Services	Delaware Investments	Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments Family of Funds	Senior Vice President, Head of Equity Trading

	Delaware Investments	Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Investments	Various executive capacities

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Investments Family of Funds	Senior Vice President, Director of Quantitative Research

	Delaware Investments	Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

	Delaware Investments	Various executive capacities

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Investments Family of Funds	Senior Vice President, Chief Investment Officer— Core Equity

	Delaware Investments	Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments Family of Funds	Senior Vice President, Chief Compliance Officer

	Delaware Investments	Various executive capacities

	Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Investments Family of Funds	Senior Vice President, Chief Investment Officer— Large Cap Value Equity

	Delaware Investments	Various executive capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments Family of Funds	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel

	Delaware Investments	Various executive capacities

	Optimum Fund Trust	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel, Chief Legal Officer

	Lincoln National Investment Companies, Inc.	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel, Chief Legal Officer

Lehman Brothers Asset Management LLC

Lehman Brothers Asset Management LLC ("LBAM") is a sub-adviser for the Registrant's Institutional Tax Free, Massachusetts Tax Free Money Market, Short Duration Municipal and Tax Free Funds. The principal business address of LBAM is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603. LBAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joseph V. Amato Director	Neuberger Berman Management LLC	Director

	Neuberger Berman Inc.	Director, CEO and President

	Neuberger Berman LLC	CEO

	Lehman Brothers All Cap Alpha Master Fund, Ltd.	Director

	Lehman Brothers All Cap Alpha Fund, Ltd.	Director

	Lehman Brothers Large Cap Equity Long/Short Fund Ltd.	Director

	Lehman Brothers Large Cap Equity Long/Short Master Fund, Ltd.	Director

	Lehman Brothers Credit Arbitrage Fund. Ltd.	Director

	Lehman Brothers Credit Arbitrage Master Fund, Ltd.	Director

	Lehman Brothers GTAA Fund I, Ltd.	Director

	Lehman Brothers GTAA Master Fund I, Ltd.	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Lehman Brothers GTAA (Commodities) I, Ltd.	Director

	Lehman Brothers GTAA Fund II, Ltd.	Director

	Lehman Brothers GTAA Master Fund II, Ltd.	Director

	Lehman Brothers GTAA (Commodities) II, Ltd.	Director

	Lehman Brothers Q Fund, Ltd.	Director

	Lehman Brothers Q Master Fund, Ltd.	Director

	Lehman Brothers G+ Commodities Fund, Ltd.	Director

Ann Benjamin Alternative Director and Managing Director	Neuberger Berman, LLC	Managing Director

	Neuberger Berman Management LLC	Vice President

	Neuberger Berman Advisers Management Trust—High Income Bond Portfolio	Portfolio Manager

	Lehman Brothers High Income Bond Fund	Portfolio Manager

	Neuberger Berman Income Opportunity Fund	Portfolio Manager

	Lehman Brothers First Trust Income Opportunity Fund	Portfolio Manager

Janet Fiorenza Managing Director	Neuberger Berman, LLC	Managing Director

	Neuberger Berman Management LLC	Vice President

Lorraine Holland Alternative Director and Managing Director	Neuberger Berman, LLC	Managing Director

	DePaul University Financial Advisory Board	Board Member

Andrew Johnson Alternative Director and Managing Director	Neuberger Berman, LLC	Managing Director

	Thresholds Psychiatric Rehab Center	Board Member

Richard Knee Director and Managing Director	Neuberger Berman, LLC	Managing Director

	Neuberger Berman Management LLC	Vice President

Lori Loftus Chief Compliance Officer, Senior Vice President and Secretary	Neuberger Berman, LLC	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bradley C. Tank Director, Chairman and CEO	Neuberger Berman, LLC	Managing Director

	Lehman Brothers Strategic Income Fund	Portfolio Manager

	Lehman Brothers ABS Enhanced LIBOR, Ltd.	Director and Chairman

	Lehman Brothers Mortgage Opportunity Associates Ltd.	Director

	Lehman Brothers Credit Arbitrage Fund. Ltd.	Director

	Lehman Brothers Credit Arbitrage Master Fund, Ltd.	Director

	Lehman Brothers GTAA Fund I, Ltd.	Director

	Lehman Brothers GTAA Master Fund I, Ltd.	Director

	Lehman Brothers GTAA (Commodities) I, Ltd.	Director

	Lehman Brothers GTAA Fund II, Ltd.	Director

	Lehman Brothers GTAA Master Fund II, Ltd.	Director

	Lehman Brothers GTAA (Commodities) II, Ltd.	Director

	Lehman Brothers Q Fund, Ltd.	Director

	Lehman Brothers Q Master Fund, Ltd.	Director

McDonnell Investment Management, LLC

McDonnell Investment Management, LLC ("McDonnell") is a sub-adviser for the Registrant's New Jersey Municipal Bond and California Municipal Bond Funds. The principal business address of McDonnell is 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523. McDonnell is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis John McDonnell Chairman & Executive Managing Director	Centrue Financial Corporation	Chairman and Director

	Trans Pacific Bancorp	Director

	Merritt Research Services, LLC	Executive Committee Member

Edward Allen Treichel President and CEO	—	—

Michael Paul Kamradt Executive Managing Director and Chief Investment Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John Martin McCareins Executive Managing Director and Chief Marketing Officer	—	—

James Joseph Boyne Executive Managing Director, General Counsel & Chief Operating Officer	—	—

Frederick Brian Cerini Managing Director	Western International Securities, Inc.	Registered Representative

Peter Lydon Clerkin Managing Director	—	—

Mark Joseph Giura Managing Director	—	—

Brian W. Good Managing Director	—	—

John R. Dragstrem Managing Director	—	—

James Walter Pittinger Managing Director	—	—

Stephen Wlodarski Managing Director	—	—

Richard A. Ciccarone Managing Director	Merritt Research Services, LLC	President & CEO

Timothy H. Cook Managing Director	—	—

Paul Jerome Carter Vice President & Chief Compliance Officer	—	—

James Grabovac Vice President	—	—

Robert J. Hickey Managing Director	—	—

James R. Fellows Managing Director	—	—

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC ("PIMCO"), is a sub-adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Tammie J. Arnold Managing Director, Head of Global Retail Distribution	—	—

Brian P. Baker Managing Director	PIMCO Hong Kong	Account Manager

William R. Benz II Managing Director	PIMCO Europe Limited	Head of Account Management—Europe

Vineer Bhansali Managing Director, Portfolio Manager	—	—

Wendy W. Cupps Managing Director, Head of Product Management	—	—

Craig A. Dawson Managing Director, Head of Product Management–Europe	—	—

Chris P. Dialynas Managing Director, Portfolio Manager	—	—

Mohamed A. El-Erian Managing Director, Co-CEO, Co-CIO	—	—

William H. Gross Managing Director, Founder, CIO-Senior Portfolio Manager	—	—

Brent Richard Harris Managing Director	—	—

Douglas M. Hodge Managing Director	PIMCO Japan Limited	Director of Asia Pacific

Brent L. Holden Managing Director, Co-Head of US Account Management	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Margaret E. Isberg Managing Director	PIMCO Canada	Head of Canada Business Development

Daniel J. Ivascyn Managing Director, Portfolio Manager	—	—

Lew W. Jacobs IV Managing Director, Head of Talent Management	—	—

David C. Lown Managing Director, Technology & Operations	—	—

Scott A. Mather Managing Director, Head of PM Global Desk	—	—

Mark V. McCray Managing Director, Portfolio Manager	—	—

Paul A. McCulley Managing Director, Portfolio Manager	—	—

Joseph V. McDevitt Managing Director	PIMCO Europe Limited	Head of PIMCO Europe

Curtis A. Mewbourne Managing Director, Portfolio Manager	—	—

James Frederic Muzzy Managing Director, Founder and Head of Business Development US	—	—

Thomas J. Otterbein Managing Director, Co-Head of US Account Management	—	—

William C. Powers Managing Director, Portfolio Manager	—	—

Emanuele Ravano Managing Director	PIMCO Europe Limited	Head Portfolio Management London

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ernest L. Schmider Managing Director, Head of Funds Administration	—	—

W. Scott Simon Managing Director, Portfolio Manager	—	—

Makoto Takano Managing Director	PIMCO Japan Limited	President

William S. Thompson Managing Director, Chief Executive Officer	—	—

Richard M. Weil Managing Director, Chief Operating Officer	—	—

Changhong Zhu Managing Director, Portfolio Manager	—	—

Robert Wesley Burns Consulting Managing Director, President of PIMCO Funds	—	—

John S. Loftus Consulting Managing Director	—	—

Mike Amey Executive Vice President	PIMCO Europe Limited	Portfolio Manager

Joshua M. Anderson Executive Vice President, Portfolio Manager	—	—

David S. Andrews Executive Vice President, Credit Analyst	—	—

Michael R. Asay Executive Vice President, Portfolio Manager	—	—

Andrew Thomas Balls Executive Vice President, Global Strategist	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen B. Beaumont Executive Vice President, Account Manager	—	—

Gregory A. Bishop Executive Vice President, Financial Inter Group	—	—

Volker Blau Executive Vice President	Germany Fixed Income	Head Insurance

Andrew Bosomworth Executive Vice President	Germany Fixed Income	Co-Head Munich Port Management

Jennifer S. Bridwell Executive Vice President, Mortgage Product Manager	—	—

W.H. Bruce Brittain Executive Vice President, Structured Product Manager	—	—

Sabrina C. Callin Executive Vice President, StocksPLUS Product Manager	—	—

Richard H. Clarida Executive Vice President, Global Strategic Advisor	—	—

Cyrille R. Conseil Executive Vice President, Portfolio Manager	—	—

John B. Cummings Executive Vice President, Portfolio Manager	—	—

Suhail H. Dada Executive Vice President	PIMCO Europe Limited	Head of Middle East Business Development

William G. De Leon Executive Vice President, Portfolio Manager	—	—

Edward Devlin Executive Portfolio Manager, Portfolio Manager	—	—

David N. Fisher III Executive Vice President, Global Product Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David C. Flattum Executive Vice President, General Counsel	—	—

Hock Meng Foong Executive Vice President	PIMCO Asia Pte. Ltd.	Account Manager, Office Head

Richard F. Fulford III Executive Vice President	PIMCO Europe Limited	Account Manager

George Steven Gleason Executive Vice President, Account Manager	—	—

Michael A. Gomez Executive Vice President, Emerging Market Portfolio Manager	—	—

Robert J. Greer Executive Vice President, Real Return Product Manager	—	—

Gordon C. Hally Executive Vice President, Account Manager	—	—

John P. Hardaway Executive Vice President, Manager of Mutual Funds Operations	—	—

Kazunori Harumi Executive Vice President	PIMCO Japan Limited	Client Services—Pension

Dwight F. Holloway Jr. Executive Vice President	PIMCO Europe Limited	Account Manager

Mark T. Hudoff Executive Vice President, Portfolio Manager	—	—

Mark R. Kiesel Executive Vice President, Portfolio Manager	—	—

Stephanie Lorraine King Executive Vice President, Account Manager	—	—

Eve Lagrellette Executive Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Matthieu Louanges Executive Vice President	Germany Fixed Income	Co-Head Munich Port Management

Tomoya Masanao Executive Vice President	PIMCO Japan Limited	Portfolio Manager

Robert Mead Executive Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

John M. Miller Executive Vice President, Account Manager	—	—

Scott A. Millimet Executive Vice President, Account Manager	—	—

Haruki Minaki Executive Vice President	PIMCO Japan Limited	COO & Head Legal, Japan

Kristen S. Monson Executive Vice President, Account Manager	—	—

James F. Moore Executive Vice President, Product Manager, Pension Specialist	—	—

Douglas J. Ongaro Executive Vice President, Head Fin. Inter. Group	—	—

Koyo Ozeki Executive Vice President	PIMCO Japan Limited	Head of Asian Credit Research

Saumil H. Parikh Executive Vice President, Portfolio Manager	—	—

Jung Park Executive Vice President	PIMCO Hong Kong	Business Development

Bradley W. Paulson Executive Vice President, Head Global Legal/Compliance	—	—

Elizabeth M. Philipp Executive Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark J. Porterfield Executive Vice President, Media & Public Relations	—	—

Brigitte Posch Executive Vice President, Portfolio Manager of Emerging Markets	—	—

Stephen A. Rodosky Executive Vice President, Portfolio Manager	—	—

Scott L. Roney Executive Vice President, Account Manager	—	—

Seth R. Ruthen Executive Vice President, Account Manager	—	—

Jeffrey M. Sargent Executive Vice President, Head of Operations and IT Munich	—	—

Jerome M. Schneider Executive Vice President, Portfolio Manager	—	—

Ivor E. Schucking Executive Vice President, Co-Head of Credit Research	—	—

Jonathan D. Short Executive Vice President, Head of Inst. Business Development	—	—

Thibault C. Stracke Executive Vice President, Co-Head of Credit Research	—	—

Peter G. Strelow Executive Vice President, Manager of Mutual Funds Administration	—	—

Daniel I. Tarman Executive Vice President, Head of Marketing Communications	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ramin Toloui-Tehrani Executive Vice President, Portfolio Manager	—	—

Richard E. Tyson Executive Vice President, Senior Operations Manager	—	—

Marc van Heel Executive Vice President	PIMCO Europe Limited	Head of Business Development NLD/BEL

Jim Ward Executive Vice President, Head of Human Resources	—	—

John F. Wilson Executive Vice President	PIMCO Australia Pty. Ltd.	Head of Business Development Australia

Susan L. Wilson Executive Vice President, Account Manager	—	—

George H. Wood Executive Vice President, Account Manager	—	—

Mihir P. Worah Executive Vice President, Portfolio Manager	—	—

David Young Executive Vice President, Account Manager	—	—

Cheng-Yuan Yu Executive Vice President, Financial Engineer	—	—

Laura A. Ahto Senior Vice President	PIMCO Europe Limited	Head of Operations, Admin., Euro Funds

Daniel Baburek Senior Vice President	PIMCO Japan Limited	Portfolio Manager

Lee Davidson Beck Senior Vice President, Account Manager	—	—

Andreas Berndt Senior Vice President	Germany Fixed Income	Portfolio Manager

David James Blair Senior Vice President, Credit Analyst	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Felix Blomenkamp Senior Vice President	Germany Fixed Income	Head ABS

Phillippe Bodereau Senior Vice President	PIMCO Europe Limited	Credit Analyst

Kevin M. Broadwater Senior Vice President, Attorney	—	—

Erik C. Brown Senior Vice President, Tax Manager	—	—

Giang H. Bui Senior Vice President, Structured Credit Analyst	—	—

Michael A. Burns Senior Vice President	PIMCO Europe Limited	Account Manager

Robert Scott Carnachan Senior Vice President	PIMCO Hong Kong	Asia Ex-Japan Legal Counsel

John R. Cavalieri Senior Vice President, Product Manager of Real Return	—	—

Eugene Maynard Colter Jr. Senior Vice President, Head of Messaging and Content	—	—

Jonathan B. Cressy Senior Vice President, Account Manager	—	—

Kumaran K. Damodaran Senior Vice President, Portfolio Manager	—	—

James Darling Senior Vice President	PIMCO Canada	Account Manager

David J. Dorff Senior Vice President, Financial Engineer	—	—

Peter G. Dorrian Senior Vice President	PIMCO Australia Pty. Ltd.	Head of Remarketing

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jennifer E. Durham Senior Vice President, Chief Compliance Officer	—	—

Ben Emons Senior Vice President, Portfolio Manager	—	—

Steven Ellis Ferber Senior Vice President, DC Channel, Business Development	—	—

Robert A. Fields Senior Vice President, Muni Product Manager	—	—

Marcellus M. Fisher Senior Vice President, Manager of Trade Support	—	—

Joseph A. Fournier Senior Vice President	PIMCO Europe Limited	Account Manager

Julian Foxall Senior Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

Ursula T. Frisch Senior Vice President, Account Manager	—	—

Alessandro Gandolfi Senior Vice President	PIMCO Europe Limited	Head of Business Development Italy

Yuri P. Garbuzov Senior Vice President, Portfolio Manager	—	—

Gian Luca Giurlani Senior Vice President	PIMCO Europe Limited	European Re-Marketing

Gregory T. Gore Senior Vice President, Credit Analyst	—	—

Gregory S. Grabar Senior Vice President, Account Manager	—	—

John Lawrence Griffiths Senior Vice President	PIMCO Europe Limited	Head of Business Development— UK

Sachin Gupta Senior Vice President	PIMCO Europe Limited	Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Shailesh Gupta Senior Vice President, Financial Engineer	—	—

Tamotsu Hasegawa Senior Vice President	PIMCO Japan Limited	Account Manager

Arthur J. Hastings Senior Vice President, Compliance Manager	—	—

Ray C. Hayes Senior Vice President, Account Manager	—	—

Ilan Heimann Senior Vice President	PIMCO Europe Limited	Product Manager

Jeffrey Helsing Senior Vice President, Portfolio Manager	—	—

Gang Hu Senior Vice President, Portfolio Manager TIPS	—	—

Mark Alan Hughes Senior Vice President, Credit Analyst	—	—

Daniel Herbert Hyman Senior Vice President, Portfolio Manager, ABS-MBS	—	—

Juergen Jann Senior Vice President	Germany Fixed Income	Co-Head Munich Global Desk

Ulrich Katz Senior Vice President	Germany Fixed Income	Portfolio Manager

Andreas Keck Senior Vice President	Germany Fixed Income	Portfolio Manager

John Stephen King Jr. Senior Vice President, Attorney	—	—

Steven P. Kirkbaumer Senior Vice President, Account Manager	—	—

Mitsuaki Komatsu Senior Vice President	PIMCO Japan Limited	Head of Compliance

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Thomas Kressin Senior Vice President	Germany Fixed Income	Co-Head Munich Global Desk

Kevin D. Kuhner Senior Vice President	PIMCO Europe Limited	Co-Head of Euro Remarketing

Warren M. Lackey Senior Vice President, Director of Communications	—	—

Henrik P. Larsen Senior Vice President, Manager Fund Administration	—	—

Yanay Lehavi Senior Vice President, Senior Developer	—	—

Rafael A. Lopez Senior Vice President	PIMCO Japan Limited	Operations Manager

Steven Charles Ludwig Senior Vice President, Senior Compliance Officer	—	—

Richard Mak Senior Vice President, Portfolio Manager	—	—

Scott W. Martin Senior Vice President, Account Manager	—	—

Julie Ann Meggers Senior Vice President, Account Manager	—	—

Cynthia Louise Meyn Senior Vice President, Senior Operations Manager	—	—

Kendall P. Miller Jr. Senior Vice President, Portfolio Manager	—	—

Davida J. Milo Senior Vice President, CRM Platform Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gail Mitchell Senior Vice President, Account Manager	—	—

Eric J. Mogelof Senior Vice President, Account Manager	—	—

Robert Morena Senior Vice President, Head of Inst. Business Development NY	—	—

Raja Mukherji Senior Vice President, Credit Analysist	—	—

Alfred T. Murata Senior Vice President, Portfolio Manager	—	—

Ramakrishnana S. Nambimadom Senior Vice President, Financial Engineer	—	—

Steven B. Nicholls Senior Vice President	PIMCO Europe Limited	Account Manager

Roger O. Nieves Senior Vice President, Account Manager	—	—

Gillian O'Connell Senior Vice President	PIMCO Europe Limited	Manager of Operations

Shigeki Okamura Senior Vice President	PIMCO Japan Limited	Account Manager

Eric Alan Okun Senior Vice President, Senior Manager	—	—

Arthur Y.D. Ong Senior Vice President, Attorney	—	—

Guillermo Ariel Osses Senior Vice President, Emerging Market Analyst	—	—

Lorenzo P. Pagani Senior Vice President	German Fixed Income	Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Keith Perez Senior Vice President, Senior Developer	—	—

Rudolph Pimentel Senior Vice President, Product Manager	—	—

David J. Pittman Senior Vice President, Account Manager	—	—

Axel Potthof Senior Vice President	Germany Fixed Income	Portfolio Manager

Krishna Prasad Senior Vice President	PIMCO Europe Limited	Portfolio Manager, ABS

Vladyslav Putyatin Senior Vice President	PIMCO Europe Limited	Portfolio Manager

Wendong Qu Senior Vice President, Financial Engineer	—	—

Ronald M. Reimer Senior Vice President, Financial Engineer	—	—

Paul W. Reisz Senior Vice President, ST/Stable Value Product Manager	—	—

Yiannis Repoulis Senior Vice President	PELM	Account Manager

Thomas Edmund Rice Senior Vice President	PIMCO Europe Limited	European Legal Counsel

Melody Rollins Senior Vice President, Account Manager	—	—

Mark A. Romano Senior Vice President, Account Manager	—	—

Stacy Leigh Schaus Senior Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen O. Schulist Senior Vice President, Financial Engineer	—	—

Verena Senne Senior Vice President	PELM	L&C Officer

Ivan Skobtsov Senior Vice President, Portfolio Manager	—	—

Kenton Todd Smith Senior Vice President, ABS/MBS Analyst	—	—

Michael Sonner Senior Vice President	Germany Fixed Income	Portfolio Manager

Luke Drago Spajic Senior Vice President	PIMCO Europe Limited	Head—Pan Euro Credit PM

Scott M. Spalding Senior Vice President, Account Manager	—	—

Jeffrey Springer Senior Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Christian Martin Staub Senior Vice President	PIMCO Switzerland LLC	Head of PIMCO Switzerland

Joel Edward Strauch Senior Vice President, Account Manager	—	—

Junji Tabata Senior Vice President	PIMCO Japan Limited	Legal

Kyle J. Theodore Senior Vice President, Account Manager	—	—

Michael Frazier Thompson Senior Vice President	PIMCO Europe Limited	Co-Head of Euro Remarketing

Powell C. Thurston Senior Vice President, Structured Product Manager	—	—

Natalie Trevithick Senior Vice President, Invest Grade Corp. Trader	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Shiro Tsubota Senior Vice President	PIMCO Japan Limited	Client Servicing

Maria-Theresa F. Vallarta-Jordal Senior Vice President, Attorney	—	—

Marco van Akkeren Senior Vice President, Portfolio Manager ABS-MBS	—	—

Jeroen Teunis Steven van Bezooijen Senior Vice President	PIMCO Europe Limited	Product Manager, LDI

Henk Jan van Zoelen Senior Vice President	PIMCO Europe Limited	Account Manager

David Viana Senior Vice President	PIMCO Europe Limited	International Compliance Officer

Hiromi Wada Senior Vice President	PIMCO Japan Limited	Account Manager

Trent W. Walker Senior Vice President, Financial Reporting Manager	—	—

Michael C. Watchorn Senior Vice President, Credit Analyst	—	—

Timothy C. White Senior Vice President, Account Manager	—	—

Bransby M. Whitton Senior Vice President	PIMCO Asia Pte. Ltd.	Account Manager

Christian Wild Senior Vice President	Germany Fixed Income	Credit Research Analyst

Mitchell W. Wilner Senior Vice President, High Yield Trader	—	—

Frank Witt Senior Vice President	Germany Fixed Income	Head of Business Development DEU/AUT

Shinichi Yamamoto Senior Vice President	PIMCO Japan Limited	Account Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Tamerlan Abdikeev Vice President	Germany Fixed Income	Manager of Business Development

Mark Saied Afrasiabi Vice President, Credit Analyst	—	—

Carlos Agredano Vice President, Financial Engineer	—	—

Georgios Allamanis Vice President	PIMCO Europe Limited	Account Manager

Michael Althof Vice President	Germany Fixed Income	Portfolio Manager

Mangala V. Ananthanarayanan Vice President	PIMCO Europe Limited	Account Manager

Stacie D. Anctil Vice President, Pricing Manager	—	—

Kwame A. Anochie Vice President, Account Manager	—	—

Susan Asay Vice President, Account Manager	—	—

Joerg Avancini Vice President	Germany Fixed Income	Portfolio Manager

Gita Bal Vice President	PIMCO Europe Limited	Credit Analyst

Sharad Bansal Vice President, Portfolio Manager	—	—

Donna E. Barnes Vice President, FINRA Principal and Compliance Manager	—	—

Sandra M. Benson Vice President, Senior Corporate Paralegal	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kfir Naftali Ben-Zvi Vice President, Portfolio Pricing Analyst	—	—

Matteo Bertolo Vice President	PIMCO Europe Limited	Account Manager

Dave H. Bierman Vice President, Software Developer	—	—

Ryan Patrick Blute Vice President	PIMCO Europe Limited	Product Manager

Timo Boehm Vice President	Germany Fixed Income	Portfolio Manager

Laurence Edwin Bolton Vice President, Attorney	—	—

Robert C. Boyd Vice President, Senior Structure Analyst	—	—

Myles Emmerson Charles Bradshaw Vice President	PIMCO Europe Limited	Portfolio Manager

Matthew H. Brenner Vice President, Account Manager	—	—

Jelle Brons Vice President	PIMCO Europe Limited	Trading Associate

Christopher P. Brune Vice President, Risk Oversight Analyst	—	—

Robert Burns Vice President, Account Manager	—	—

Jeffrey Alan Byer Vice President, Fund Development	—	—

Christopher Caltagirone Vice President, Product Manager	—	—

Wing-Harn Chen Vice President, Credit Analyst	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Audrey Lee Cheng Vice President, Attorney	—	—

Tracy Chin Vice President	PIMCO Australia Pty. Ltd.	Credit Analyst

William Chipp Vice President, Global Service Liaison	—	—

Amit Chopra Vice President, Portfolio Manager	—	—

Raymond Matthew Clark Vice President, Account Manager	—	—

James Robert Clarke Vice President, Account Manager	—	—

Anthony H. Cooke Vice President, Software Developer	—	—

Darryl Paul Cornelius Vice President	PIMCO Europe Limited	Product Specialist

Ana Cortes Gonzalez Vice President	PIMCO Europe Limited	Portfolio Manager, ABS

William Sylvester Cumby III Vice President, Portfolio Manager ABS-MBS	—	—

Juergen Dahlhoff Vice President	Germany Fixed Income	Credit Research Analyst

Birgitte Danielsen Vice President, Account Manager	—	—

Mary De Bellis Vice President, Domestic Trade Assistant Supervisor	—	—

Nicola A. De Lorenzo Vice President	PIMCO Europe Limited	Business Management Associate

Burcin Delik Vice President	Germany Fixed Income	Head Trade Support

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Anton Dombrovsky Vice President	Germany Fixed Income	Product Manager

Matthew P. Dorsten Vice President, Financial Engineer	—	—

Travis J. Dugan Vice President, Money Market Specialist	—	—

Manish Dutta Vice President, Senior Software Developer	—	—

Vernon Edler Vice President, Account Manager	—	—

Ben Matthew Edwards Vice President	PIMCO Europe Limited	Account Manager

Linda Eedes Vice President	PIMCO Europe Limited	Account Manager

Edward L. Ellis Vice President, Account Manager	—	—

Antoinette Eltz Vice President	PIMCO Europe Limited	Product Manager

Jason S. England Vice President, Portfolio Manager	—	—

Bret W. Estep Vice President, Account Manager	—	—

Stefanie D. Evans Vice President, Senior Mortgage Credit Analyst	—	—

Martin E. Feeny Vice President, Account Manager	—	—

Melissa A. Fejdasz Vice President, Contracts Administrative Manager	—	—

Thomas Finkenzeller Vice President	Germany Fixed Income	Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andrew C. Forsyth Vice President	PIMCO Canada	Head of Business Development Canada

Ellen Fowler Vice President, Executive Assistant	—	—

Hiroaki Furusho Vice President	PIMCO Japan Limited	Account Manager

Leandro Jose Galli Vice President	PIMCO Europe Limited	Trading Associate

Andrew David Garnett Vice President	PIMCO Europe Limited	Regulatory Compliance Manager

Sharad Ghosh Vice President	PIMCO Asia Pte. Ltd.	Account Manager

Thomas C. Gibson Vice President, AIMR Compliance Audit Specialist	—	—

Robert M. Gingrich Vice President, Financial Engineer	—	—

Linda J. Gould Vice President, Fee Analyst	—	—

Myrrha H. Grady Vice President, Manager	—	—

Zoya Schoenholtz Graves Vice President, Global Strategic Marketing and Advertising	—	—

Stuart Paul Griffiths Vice President	PIMCO Europe Limited	Risk & Compliance Officer

Kristin Lynn Gruben Vice President, Compliance Officer	—	—

Marco Grzesik Vice President	PELM	Head of Business Development France

Haidi Gu Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Tim Haaf Vice President	Germany Fixed Income	Portfolio Manager

Tanja Haeckl Vice President	Germany Fixed Income	Vice President, Head of Cash Desk

William Robert Hagmeier Vice President, Account Manager	—	—

Matthew Richard Hauschild Vice President, Senior Developer	—	—

Kaveh Christian Heravi Vice President, Technology Manager	—	—

Hans Joerg Herlan Vice President	Germany Fixed Income	Portfolio Manager

Jonathan Lane Horne Vice President, Portfolio Manager	—	—

Hwa-Ming Hsiang Vice President, Account Manager	—	—

Michael Huxhorn Vice President	Germany Fixed Income	Portfolio Manager

Terrence Liu Ing Vice President, Credit Analyst	—	—

Eric D. Johnson Vice President, Mutual Fund Administrator	—	—

Kelly Johnson Vice President, Account Manager	—	—

Nicholas J. Johnson Vice President, Commodity Analyst	—	—

Jeff Jones Vice President, Learning/Leadership Development	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Steven L. Jones Vice President, Product Manager	—	—

Daniel V. Jordan Vice President, Financial Business Analyst	—	—

Tadashi Kakuchi Vice President	PIMCO Japan Limited	Portfolio Manager

Natalie Karpov Vice President, Account Manager	—	—

Constance Kavafyan Vice President	PIMCO Europe Limited	Account Manager

Philipp Kellerhals Vice President	Germany Fixed Income	Head Quantitative Strategies

Benjamin Marcus Kelly Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Alec Kersman Vice President, Account Manager	—	—

Jason M. Kezelman Vice President, Account Manager	—	—

John Jeffrey Kirkowski Vice President, Product Manager	—	—

Yayoi Kishimoto Vice President	PIMCO Japan Limited	Account Manager

Chisato Kohari Vice President	PIMCO Japan Limited	Credit Analyst

Kimberley Grace Korinke Vice President, Account Manager	—	—

Ryan Patrick Korinke Vice President, Product Manager	—	—

Stefan Kuehne Vice President	Germany Fixed Income	Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mukund Kumar Vice President, Senior Developer, Financial Engineer	—	—

Richard R. LeBrun Jr. Vice President, Attorney	—	—

Alvin Lip Sin Lee Vice President	PIMCO Asia Pte. Ltd.	Manager of Compliance and Accounting

Robert Ru-Bor Lee Vice President, Senior Software Developer	—	—

Chon-Ian Leong Vice President	PIMCO Europe Limited	Alternatives

Li Li Vice President	PIMCO Hong Kong	Account Manager

Chia Liang Lian Vice President	PIMCO Asia Pte. Ltd.	Emerging Markets Portfolio Manager

Astrid Linder Vice President	Germany Fixed Income	Product Manager

Michael V. Liwski Vice President, Manager, Client Report & Pres.	—	—

Christopher F. Lofdahl Vice President, Executive Office Team	—	—

John J. Loh Vice President, Manager of Risk Operations	—	—

Hui Long Vice President, Financial Engineer	—	—

Joy Lynn Lopez Vice President, Tax Manager	—	—

Matthieu Hubert Felix Loriferne Vice President	PIMCO Europe Limited	Credit Analyst

David Bernard Love Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Erika Hayflick Lowe Vice President, Account Manager	—	—

Alain Mandy Vice President	PIMCO Europe Limited	Manager, Customer, Account and Financial Representative

Chantal Marie Helene Manseau Guerdat Vice President	PIMCO Canada Management	Account Manager

Rene Martel Vice President, Product Manager	—	—

Nadege Marini Vice President	Germany Fixed Income	Portfolio Manager

Veronika Mayershofer Vice President	Germany Fixed Income	Portfolio Associate

Patrick Murphy McCann Vice President, Global Operations	—	—

Frederic Merz Vice President	Germany Fixed Income	Portfolio Manager

Mark E. Metsch Vice President, Financial Engineer	—	—

Carlo Micali Vice President	PELM	Account Manager

Kristion T. Mierau Vice President, Portfolio Manager	—	—

Lanny H. Moeljanto Vice President, Manager	—	—

Carol Molloy Vice President	PIMCO Australia Pty. Ltd.	Account Manager

John Edward Morrison Vice President, Account Manager	—	—

Jeffrey Charles Muehlethaler Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Matthew J. Mulcahy Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

Yuko Murano Vice President	PIMCO Japan Limited	Human Resources Manager

Robin Nabors Vice President, Senior Human Resources Generalist	—	—

Matthew J. Nest Vice President	PIMCO Hong Kong	Account Manager

Albert K. NG Vice President, Senior Programmer	—	—

Tommy D. Nguyen Vice President	PIMCO Europe Limited	Account Manager

Sachiko Nojima Vice President	PIMCO Japan Limited	Manager of Operation

John F. Norris Vice President, Account Manager	—	—

Sachiko Okuma Vice President Account Manager	—	—

Joshua A. Olazabal Vice President, Executive Office Team	—	—

Jennifer Lynn Oliva Vice President, Manager	—	—

Simon Timothy Osborne Vice President, Trade Compliance	—	—

Marie S. Otterbein Vice President, Supervisor Producer Group	—	—

Iohan Perez Vice President, Portfolio Associate	—	—

Daniel Phillipson Vice President	PELM	Product Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jesse L. Pricer Vice President, Account Manager	—	—

Ying Qiu Vice President, Portfolio Manager, ABS-MBS	—	—

Pierre-Yves Rahari Vice President	PIMCO Europe Limited	Manager of Shareholder Services

Lupin Rahman Vice President, Portfolio Manager	—	—

Joshua D. Ratner Vice President, Attorney	—	—

Danielle J. Reimer Vice President, Trading Floor Manager	—	—

Kevin Riendeau Vice President	PIMCO Japan Limited	Business Manager

William A. Rogers Vice President, Structured Products Services	—	—

Stephen Ronnie Vice President	Germany Fixed Income	Portfolio Manager

Cathy T. Rowe Vice President, Administrative Portfolio Manager	—	—

Lynn Rudolph Vice President, Senior Human Resources Generalist	—	—

Yoshiyuki Sakane Vice President	PIMCO Japan Limited	Account Manager

Deepa A. Salastekar Vice President, ABS/MBS Product Manager	—	—

Marion Scherzinger Vice President	Germany Fixed Income	Credit Research Analyst

Monika Schnatterer Vice President	Germany Fixed Income	Portfolio Associate

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Patricia Ann Schuetz Vice President	PIMCO Europe Limited	Account Manager

Adrian O. Schultes Vice President, Account Manager	—	—

Gerlinde Schwab Vice President	Germany Fixed Income	Portfolio Manager

Stephen D. Schwab Vice President, Head of DC Sales Support	—	—

Myckola Schwetz Vice President, Financial Engineer	—	—

Iwona E. Scibisz Vice President, Account Manager	—	—

Ian Scorah Vice President	PIMCO Europe Limited	Legal Counsel

Toru Sejima Vice President	PIMCO Japan Limited	Account Manager, Client Services—Pension

Rahul M. Seksaria Vice President, Portfolio Manager	—	—

Therenah Sesay Vice President, Manager Account Associate	—	—

Matthew D. Shaw Vice President, Account Manager	—	—

Erica H. Sheehy Vice President, Compliance	—	—

Julie M. Shepherd Vice President, Manager, AM Support	—	—

Taro Shiroyama Vice President	PIMCO Japan Limited	Account Manager

Aylin Somersan-Coqui Vice President	PELM	Account Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Alyssa Michele Soto Vice President, Manager	—	—

Tobias Spandri Vice President	Germany Fixed Income	Portfolio Manager

Jennifer N. Spicijaric Vice President, Cash Manager	—	—

Candice Elizabeth Stack Vice President, Account Manager	—	—

Christina Stauffer Vice President, Account Manager	—	—

Richard Stravato Vice President, Account Manager	—	—

Alexandru Struc Vice President	PIMCO Europe Limited	Portfolio Manager

Hao Sun Vice President	PIMCO Hong Kong	Account Manager

Yuanyuan Suo Vice President, Portfolio Manager	—	—

Donald W. Suskind Vice President, Product Manager	—	—

Ichiro Takeuchi Vice President	PIMCO Japan Limited	Account Manager

Hikaru Takizuka Vice President	PIMCO Japan Limited	Compliance Manager

Joe Tam Vice President, Manager	—	—

Christine M. Telish Vice President, Account Manager	—	—

Michael A. Terry Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dominique Tersin Vice President	PIMCO Europe Limited	Trade Assistant

Brian Tomlinson Vice President	Germany Fixed Income	Portfolio Manager

Eva-Maria Traber Vice President	Germany Fixed Income	Portfolio Associate

Loc Khanh Tran Vice President, Senior Database Administrator	—	—

Michael J. Trovato Vice President	PIMCO Europe Limited	Account Manager, Middle East

Koonnang Colin Tse Vice President	PIMCO Europe Limited	Account Manager

Yael Gayle Tzemach Vice President, Emerging Markets Product Manager	—	—

Peter A. Van De Zilver Vice President, Financial Engineer	—	—

Christine Ann Velasco Vice President, Manager	—	—

Erik A. Velicer Vice President	PIMCO Europe Limited	Manager

Greg von der Linden Vice President, Vice President Staffing	—	—

Mark Walenbergh Vice President	PIMCO Europe Limited	Account Manager

Kasten Walther Vice President	Germany Fixed Income	Portfolio Manager

Hansford B. Warner IV Vice President, Credit Structure Analyst	—	—

Charles Watford Vice President	PIMCO Europe Limited	Credit Research Analyst

Michele Deborah Weinberger Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul Frederick Wendler IV Vice President, Middle Office Manager	—	—

Paul T. Wildermuth Vice President, Manager	—	—

Kai Wildforster Vice President	Germany Fixed Income	Portfolio Manager

Charles A. Williams III Vice President, Office Services & Support	—	—

Jason A. Williams Vice President, Trader	—	—

Kevin Michael Winters Vice President, Account Manager	—	—

Andrew T. Wittkop Vice President, Portfolio Manager	—	—

Greggory S. Wolf Vice President, Shareholder Services Manager	—	—

Tammy Nguyen Wong Vice President, CRM Functional Lead	—	—

Jianghua Xu Vice President, Senior Software Developer	—	—

Jing Yang Vice President, Structured Credit Associate	—	—

Vadim Igorevich Yasnov Vice President, Financial Engineer/Developer	—	—

Sadettin Yildiz Vice President	Germany Fixed Income	Portfolio Manager

Anna W. Yu Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Walter Yu Vice President, Senior Software Developer	—	—

Mary Alice Zerner Vice President	PIMCO Europe Limited	Head of Marketing Communications

Ji Sheng Zhang Vice President	Germany Fixed Income	Portfolio Manager

Yingying Zheng Vice President, Account Manager	—	—

Spectrum Asset Management, Inc.

Spectrum Asset Management, Inc. ("Spectrum"), is a sub-adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of Spectrum is 2 High Ridge Park, Stamford, CT 06905. Spectrum is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark A. Lieb Executive Director and Chief Financial Officer	Lieb Cellars	Owner

Bernard M. Sussman Executive Director and Chief Investment Officer	—	—

L. Phillip Jacoby, IV Managing Director and Senior Portfolio Manager	—	—

Patrick G. Hurley Chief Information Officer and Portfolio Risk Manager	—	—

Standish Mellon Asset Management Co. LLC

Standish Mellon Asset Management Co. LLC ("Standish"), previously known as Standish Ayer & Wood, Inc., is a sub-adviser for the Registrant's Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The principal business address of Standish is One Boston Place, Boston, MA 02108. Standish is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Homer Ladd Chairman Emeritus of the Board	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Philip O'Hanley Board Member	The Dreyfus Corporation	Vice Chairman

	Franklin Portfolio Holdings, Inc.	Director

	TBCAM Holdings, Inc.	Director

	Boston Safe Advisors, Inc.	Chairman and Director

	Pareto Partners (UK), London, England	Partner and Representative

Jonathan M. Little Board Member	BNY Mellon Asset Management	Vice Chairman

	BNY Mellon Asset Management International	Chairman

	The Dreyfus Corporation	Chairman

	The Bank of New York Mellon Corporation	Executive Committee Member

Phillip N. Maisano Board Member	The Dreyfus Corporation	Chairman, Chief Investment Officer

	The Bank of New York Mellon Corporation	Vice Chairman

Alexander Clemens Huberts President and Chief Investment Officer for Coefficient Global LLC, Standish Mellon Portfolio Manager for the Coefficient Strategies	—	—

Laurie A. Carroll Senior Vice President and Executive Management Committee Member	—	—

Christine Lee Todd Executive Vice President	—	—

Kent J. Wosepka Senior Vice President	—	—

James Desmond MacIntyre President and Executive Vice President	—	—

Mitchell Harris Chairman, Chief Executive Officer, Board Member	—	—

Scott Wennherholm Board Member	Mellon Financial Corporation for Mellon Institutional Asset Management	Chief Operating Officer

Kelly Mahoney Vice President, Chief Compliance Officer and Secretary	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Alex B. Over Board Member	—	—

Brian G. Flaherty Chief Operating Officer	—	—

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, LP	October 1, 2003

The Arbitrage Funds	May 17, 2005

Pro Shares Trust	November 14, 2005

The Turner Funds	January 1, 2006

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Mark J. Held	Senior Vice President	—

Robert M. Silvestri	Vice President	—

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

Michael Farrell	Vice President	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

John C. Munch	General Counsel & Secretary	—

Lori L. White	Vice President & Assistant Secretary	—

Thomas Rodman	Chief Operations Officer	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert McCarthy	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Lehman Brothers Asset Management LLC
190 South LaSalle Street
Suite 2400
Chicago, Illinois 60603

McDonnell Investment Management, LLC
1515 West 22nd Street
11th Floor
Oak Brook, Illinois 60523

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, California 92660

Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, Connecticut 06905

Standish Mellon Asset Management Co. LLC
One Boston Place
Boston, Massachusetts 02108

Item 29.  Management Services:

None

Item 30.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 62 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of October, 2008.

SEI TAX EXEMPT TRUST

BY:  /s/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	October 30, 2008

Rosemarie B. Greco

	*	Trustee	October 30, 2008

William M. Doran

	*	Trustee	October 30, 2008

George J. Sullivan, Jr.

	*	Trustee	October 30, 2008

James M. Storey

	/S/ ROBERT A. NESHER	Trustee	October 30, 2008

Robert A. Nesher

	*	Trustee	October 30, 2008

Nina Lesavoy

	*	Trustee	October 30, 2008

James M. Williams

	*	Trustee	October 30, 2008

Mitchell A. Johnson

	*	Trustee	October 30, 2008

Hubert L. Harris, Jr.

	/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	October 30, 2008

	/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 30, 2008

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher,

Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description
EX-99.B(d)(19)	Investment Sub-Advisory Agreement dated August 13, 2008 between SIMC and Lehman Brothers Asset Management LLC, with respect to the Institutional Tax Free, Massachusetts Tax Free Money Market, Short Duration Municipal and Tax Free Funds, is filed herewith.

EX-99.B(h)(2)	Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services dated June 26, 2008 is filed herewith.

EX-99.B(h)(8)	Shareholder Service Plan and Agreement with respect to the Class G shares is filed herewith.

EX-99.B(m)	Distribution Plan with respect to the Class G shares is filed herewith.

EX-99.B(n)	Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D, Y and G shares is filed herewith.

EX-99.B(p)(2)	The Code of Ethics for SEI Investments Management Corporation is filed herewith.

EX-99.B(p)(7)	The Code of Ethics for Lehman Brothers Asset Management LLC dated June 2008 is filed herewith.

EX-99.B(q)(3)	Power of Attorney for Hubert L. Harris, Jr. is filed herewith.